Impairment (Tables)	12 Months Ended
Dec. 31, 2012
Impairment
Schedule of impairment charges

		December 31, 2012
Product	Reporting unit	Carrying amount	Recoverable amount	Impairment charge
Investment in affiliates and joint ventures
Aluminum	Norsk Hydro ASA	3,212	2,237	975
Steel	Thyssenkrupp CSA	936	353	583
Energy	Vale Soluções de Energia	100	17	83

		4,248	2,607	1,641
Property, plant and equipment
Nickel	Onça Puma	3,779	930	2,849
Coal	Australia	1,619	590	1,029
Other		185	40	145

		5,583	1,560	4,023

		9,831	4,167	5,664